Investments	3 Months Ended
Mar. 31, 2024
Investments [Abstract]
Investments

NOTE 8 — Investments

The Company has two types of investments, a certificate of deposit, which is classified as short-term investments, and investments in securities, which are classified as available-for-sale.

The entire balance of $100,000 of the certificate of deposit is shown within short-term investments on the condensed consolidated balance sheets as of March 31, 2024 (Successor) and December 31, 2023 (Successor). The interest receivable on the certificate of deposit was $317 and $1,886 at March 31, 2024 (Successor) and December 31, 2023 (Successor), respectively, and is included in Interest receivable on the condensed consolidated balance sheets.

The following table presents the Company’s available-for-sale investments included in the condensed consolidated balance sheets

	March 31, 2024
Current assets	Amortized Cost	Unrealized Gain (Loss)	Fair Value
Corporate bonds	$9,900	$78	$9,978
Commercial paper	23,641	199	23,840
U.S. treasuries	35,214	158	35,372
Total	$68,755	$435	$69,190
Long-term assets	Amortized Cost	Unrealized Gain (Loss)	Fair Value
Corporate bonds	$2,900	$30	$2,930
U.S. treasuries	24,666	197	24,863
Total	$27,566	$227	$27,793

The cost of securities sold is based on the specific-identification method. There were no credit losses recognized during the three months ended March 31, 2024 (Successor). The Company established no allowances for credit losses as of March 31, 2024 (Successor). The Company did not have available-for-sale investments as of December 31, 2023 (Successor).